Summary of Significant Accounting Policies (Details) - Schedule of Intangibles Assets of Estimated Useful Life	12 Months Ended
Dec. 31, 2023
Schedule of Intangibles Assets of Estimated Useful Life [Abstract]
Assembled workforce	2 years